Document and Entity Information - shares	6 Months Ended
	Nov. 30, 2016	Jan. 11, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Bemax, Inc.
Entity Central Index Key	0001613895
Entity Trading Symbol	bemax
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Document Type	10-Q
Document Period End Date	Nov. 30, 2016
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		451,640,836